COLUMBIA FUNDS SERIES TRUST I

225 Franklin Street

Boston, MA 02110

May 17, 2018

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust I (the Registrant)
Multi-Manager International Equity Strategies Fund
Post-Effective Amendment No. 324
File Nos. 002-99356 /811-04367

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant’s Post-Effective Amendment No. 324 (Amendment). This Amendment was filed electronically on May 4, 2018.

If you have any questions, please contact either me at (212) 850-1703 or Rita Yun at (617) 385-9771.

Sincerely,

/s/ Joseph D’Alessandro
Joseph D’Alessandro Assistant Secretary
Columbia Funds Series Trust I